UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-23494

T. Rowe Price Exchange-Traded Funds, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2025

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual Shareholder Report

December 31, 2025

Active Core U.S. Equity ETF (TACU)

Principal Listing Exchange: NYSE Arca, Inc.

This annual shareholder report contains important information about Active Core U.S. Equity ETF (the "fund") for the period of December 10, 2025 to December 31, 2025. You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information at www.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1-800-638-5660 or info@troweprice.com or by contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Active Core U.S. Equity ETF	$0	0.00%

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$10,561
  Number of Portfolio Holdings571
  Investment Advisory Fees Paid (000s)$0
  Portfolio Turnover Rate0.3%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Information Technology	33.2%
Financials	14.2
Communication Services	10.5
Consumer Discretionary	10.5
Health Care	9.5
Industrials & Business Services	8.7
Consumer Staples	4.1
Energy	2.9
Utilities	2.3
Other	4.1

Top Ten Holdings (as a % of Net Assets)

NVIDIA	6.8%
Apple	6.3
Microsoft	5.9
Alphabet	5.4
Amazon.com	3.5
Broadcom	2.5
Meta Platforms	2.4
Tesla	1.9
Eli Lilly	1.4
Berkshire Hathaway	1.4

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Active Core U.S. Equity ETF (TACU)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Principal Listing Exchange: NYSE Arca, Inc.

202505-4541202

ETF1251-052 02/26

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2025	2024

Audit Fees	$20,000	$-
Audit-Related Fees	-	-
Tax Fees	-	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

  (2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,862,000 and $1,262,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Statements and Other Information
December 31, 2025
T. ROWE PRICE
TACU	Active Core U.S. Equity ETF
For more insights from T. Rowe Price investment professionals, go to troweprice.com.

T. ROWE PRICE ACTIVE CORE U.S. EQUITY ETF

FINANCIAL HIGHLIGHTS
For a share outstanding throughout the period

12/10/25(1) Through
12/31/25
NET ASSET VALUE
Beginning of period	$ 25.00
Investment activities
Net investment income(2)(3)	0.02
Net realized and unrealized gain/loss	(0.17)
Total from investment activities	(0.15)
NET ASSET VALUE
End of period	$ 24.85
Ratios/Supplemental Data
Total return, based on NAV(3)(4)	(0.60)%
Ratios to average net assets:(3)
Gross expenses before waivers/payments by Price Associates	0.14%(5)
Net expenses after waivers/payments by Price Associates	0.00%(5)
Net investment income	1.11%(5)
Portfolio turnover rate(6)	0.3%
Net assets, end of period (in thousands)	$ 10,561

(1)	Inception date
(2)	Per share amounts calculated using average shares outstanding method.
(3)	Includes the impact of expense-related arrangements with Price Associates.
(4)	Total return reflects the rate that an investor would have earned on an investment in the fund during the period, assuming reinvestment of all distributions. Total return is not annualized for periods less than one year.
(5)	Annualized
(6)	Portfolio turnover excludes securities received or delivered through in-kind share transactions.
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE ACTIVE CORE U.S. EQUITY ETF

December 31, 2025
PORTFOLIO OF INVESTMENTS‡	Shares	$ Value
(Cost and value in $000s)

COMMON STOCKS 99.7%
COMMUNICATION SERVICES 10.5%
Diversified Telecommunication Services 0.6%
AST SpaceMobile (1)	22	1
AT&T	1,164	29
Deutsche Telekom, ADR	143	5
GCI Liberty, Class A (1)	59	2
Verizon Communications	688	28
		65
Entertainment 1.5%
Electronic Arts	32	7
Liberty Media-Liberty Formula One, Class C (1)	42	4
Live Nation Entertainment (1)	27	4
Netflix (1)	846	79
ROBLOX, Class A (1)	81	7
Roku (1)	20	2
Spotify Technology (1)	19	11
Take-Two Interactive Software (1)	25	6
TKO Group Holdings	31	7
Walt Disney	230	26
Warner Bros Discovery (1)	287	8
		161
Interactive Media & Services 7.9%
Alphabet, Class A	1,206	378
Alphabet, Class C	607	190
Meta Platforms, Class A	381	252
Pinterest, Class A (1)	479	12
Reddit, Class A (1)	15	3
		835

T. ROWE PRICE ACTIVE CORE U.S. EQUITY ETF

	Shares	$ Value
(Cost and value in $000s)
Media 0.3%
Charter Communications, Class A (1)	14	3
Comcast, Class A	650	19
Omnicom Group	55	5
Trade Desk, Class A (1)	70	3
		30
Wireless Telecommunication Services 0.2%
T-Mobile US	100	20
		20
Total Communication Services		1,111
CONSUMER DISCRETIONARY 10.5%
Automobile Components 0.1%
Aptiv (1)	36	3
BorgWarner	73	3
		6
Automobiles 2.1%
Ford Motor	527	7
General Motors	123	10
Rivian Automotive, Class A (1)	110	2
Tesla (1)	452	203
		222
Broadline Retail 3.7%
Amazon.com (1)	1,598	369
Coupang, Class A (1)	173	4
eBay	62	5
MercadoLibre (1)	3	6
PDD Holdings, ADR (1)	23	3
		387

T. ROWE PRICE ACTIVE CORE U.S. EQUITY ETF

	Shares	$ Value
(Cost and value in $000s)
Distributors 0.0%
Genuine Parts	29	4
		4
Diversified Consumer Services 0.0%
Duolingo (1)	5	1
		1
Hotels, Restaurants & Leisure 2.1%
Airbnb, Class A (1)	57	8
Booking Holdings	11	59
Carnival Corp (1)	156	5
Chipotle Mexican Grill (1)	182	7
Darden Restaurants	20	4
Domino's Pizza	6	2
DoorDash, Class A (1)	49	11
DraftKings (1)	75	2
Expedia Group	17	5
Flutter Entertainment (1)	26	5
Hilton Worldwide Holdings	34	10
Las Vegas Sands	258	17
Marriott International, Class A	31	10
McDonald's	116	35
Restaurant Brands International	54	4
Royal Caribbean Cruises	32	9
Starbucks	145	12
Travel Leisure	56	4
Wynn Resorts	16	2
Yum! Brands	37	5
		216
Household Durables 0.2%
DR Horton	43	6
Garmin	24	5

T. ROWE PRICE ACTIVE CORE U.S. EQUITY ETF

	Shares	$ Value
(Cost and value in $000s)
Lennar, Class A	47	5
PulteGroup	53	6
Somnigroup International	34	3
		25
Specialty Retail 2.1%
AutoZone (1)	9	31
Best Buy	34	2
Burlington Stores (1)	11	3
CarMax (1)	56	2
Carvana (1)	17	7
Dick's Sporting Goods	10	2
Five Below (1)	9	2
GameStop, Class A (1)	58	1
Home Depot	154	53
Lowe's	146	35
O'Reilly Automotive (1)	187	17
Ross Stores	43	8
TJX	136	21
Tractor Supply	76	4
Ulta Beauty (1)	49	30
Wayfair, Class A (1)	15	1
Williams-Sonoma	16	3
		222
Textiles, Apparel & Luxury Goods 0.2%
Columbia Sportswear	52	3
Deckers Outdoor (1)	24	2
Lululemon Athletica (1)	18	4
NIKE, Class B	153	10
On Holding, Class A (1)	36	2
Tapestry	32	4
		25
Total Consumer Discretionary		1,108

T. ROWE PRICE ACTIVE CORE U.S. EQUITY ETF

	Shares	$ Value
(Cost and value in $000s)
CONSUMER STAPLES 4.1%
Beverages 0.7%
Coca-Cola	489	34
Constellation Brands, Class A	27	4
Keurig Dr Pepper	289	8
Monster Beverage (1)	101	8
PepsiCo	170	24
		78
Consumer Staples Distribution & Retail 1.6%
Casey's General Stores	6	3
Costco Wholesale	64	55
Dollar General	58	8
Dollar Tree (1)	51	6
Kroger	86	6
Performance Food Group (1)	37	3
Sysco	72	5
Target	63	6
US Foods Holding (1)	46	4
Walmart	666	74
		170
Food Products 0.4%
Archer-Daniels-Midland	113	6
Flowers Foods	362	4
General Mills	116	5
Hershey	20	4
Kraft Heinz	173	4
McCormick	56	4
Mondelez International	171	9
Pilgrim's Pride	143	6
		42

T. ROWE PRICE ACTIVE CORE U.S. EQUITY ETF

	Shares	$ Value
(Cost and value in $000s)
Household Products 0.7%
Church & Dwight	55	5
Colgate-Palmolive	157	13
Kimberly-Clark	52	5
Procter & Gamble	371	53
		76
Personal Care Products 0.1%
Estee Lauder, Class A	32	3
Kenvue	256	5
		8
Tobacco 0.6%
Altria Group	277	16
Imperial Brands, ADR	145	6
Philip Morris International	256	41
		63
Total Consumer Staples		437
ENERGY 2.9%
Energy Equipment & Services 0.3%
Baker Hughes	129	6
Halliburton	144	4
SLB	453	17
TechnipFMC	152	7
		34
Oil, Gas & Consumable Fuels 2.6%
Cheniere Energy	34	7
Chevron	300	46
ConocoPhillips	155	14
Coterra Energy	140	4
Devon Energy	252	9
Diamondback Energy	29	4

T. ROWE PRICE ACTIVE CORE U.S. EQUITY ETF

	Shares	$ Value
(Cost and value in $000s)
EOG Resources	192	20
EQT	89	5
Expand Energy	35	4
Exxon Mobil	655	79
Kinder Morgan	266	7
Marathon Petroleum	57	9
Occidental Petroleum	115	5
ONEOK	92	7
Ovintiv	105	4
Phillips 66	55	7
Suncor Energy	167	7
Targa Resources	28	5
Texas Pacific Land	6	2
TotalEnergies	100	7
Valero Energy	44	7
Williams	159	10
		269
Total Energy		303
FINANCIALS 14.2%
Banks 4.0%
Bank of America	1,388	76
Barclays, ADR	116	3
Citigroup	447	52
Commerce Bancshares	108	6
First Hawaiian	292	7
FNB	449	8
Huntington Bancshares	544	9
ING Groep, ADR	95	3
JPMorgan Chase	423	136
KeyCorp	404	8
M&T Bank	29	6
NU Holdings, Class A (1)	416	7

T. ROWE PRICE ACTIVE CORE U.S. EQUITY ETF

	Shares	$ Value
(Cost and value in $000s)
PNC Financial Services Group	50	10
Prosperity Bancshares	69	5
Truist Financial	173	9
U.S. Bancorp	388	21
UniCredit SpA, ADR	74	3
Webster Financial	84	5
Wells Fargo	396	37
Wintrust Financial	35	5
		416
Capital Markets 3.1%
Ameriprise Financial	15	7
Ares Management	28	4
Bank of New York Mellon	248	29
Blackrock	19	20
Blackstone	92	14
Carlyle Group	46	3
Cboe Global Markets	16	4
Charles Schwab	469	47
CME Group	46	12
Coinbase Global, Class A (1)	30	7
Goldman Sachs Group	49	43
Interactive Brokers Group, Class A	61	4
Intercontinental Exchange	72	12
KKR	85	11
LPL Financial Holdings	10	3
Moody's	20	10
Morgan Stanley	155	27
MSCI	10	6
Nasdaq	63	6
Northern Trust	36	5
Raymond James Financial	29	5
Robinhood Markets, Class A (1)	103	12
S&P Global	38	20

T. ROWE PRICE ACTIVE CORE U.S. EQUITY ETF

	Shares	$ Value
(Cost and value in $000s)
State Street	114	15
Stifel Financial	32	4
		330
Consumer Finance 0.7%
American Express	131	49
Capital One Financial	80	19
SoFi Technologies (1)	161	4
Synchrony Financial	63	5
		77
Financial Services 4.1%
Affirm Holdings (1)	34	2
Apollo Global Management	91	13
Berkshire Hathaway, Class B (1)	284	143
Block (1)	74	5
Corebridge Financial	337	10
Corpay (1)	32	10
Equitable Holdings	276	13
Fidelity National Information Services	73	5
Fiserv (1)	88	6
Global Payments	140	11
Mastercard, Class A	152	87
PayPal Holdings	252	15
Rocket, Class A	116	2
Toast, Class A (1)	67	2
Visa, Class A	305	107
		431
Insurance 2.2%
Aflac	65	7
Allstate	62	13
American International Group	173	15
Aon, Class A	28	10

T. ROWE PRICE ACTIVE CORE U.S. EQUITY ETF

	Shares	$ Value
(Cost and value in $000s)
Arch Capital Group (1)	68	7
Arthur J. Gallagher	34	9
AXA, ADR	66	3
Chubb	125	39
Cincinnati Financial	33	5
Hartford Insurance Group	147	20
Loews	53	6
Markel Group (1)	2	4
Marsh & McLennan	81	15
MetLife	240	19
Progressive	72	17
Prudential Financial	56	6
RenaissanceRe Holdings	49	14
RLI Corp	76	5
Travelers	31	9
Unum Group	81	6
Willis Towers Watson	16	5
		234
Mortgage Real Estate Investment Trusts 0.1%
Annaly Capital Management, REIT	171	4
Starwood Property Trust, REIT	221	4
		8
Total Financials		1,496
HEALTH CARE 9.5%
Biotechnology 1.9%
AbbVie	224	51
Alnylam Pharmaceuticals (1)	16	6
Amgen	68	22
Biogen (1)	23	4
Exact Sciences (1)	25	3
Exelixis (1)	46	2
Gilead Sciences	419	52

T. ROWE PRICE ACTIVE CORE U.S. EQUITY ETF

	Shares	$ Value
(Cost and value in $000s)
Incyte (1)	26	3
Insmed (1)	24	4
Ionis Pharmaceuticals (1)	29	2
Moderna (1)	55	2
Natera (1)	18	4
Neurocrine Biosciences (1)	16	2
Regeneron Pharmaceuticals	28	22
Revolution Medicines (1)	29	2
United Therapeutics (1)	15	7
Vertex Pharmaceuticals (1)	32	15
		203
Health Care Equipment & Supplies 1.7%
Abbott Laboratories	211	26
Align Technology (1)	15	2
Baxter International	145	3
Becton Dickinson & Company	39	8
Boston Scientific (1)	184	18
Cooper (1)	38	3
Dexcom (1)	52	4
Edwards Lifesciences (1)	75	6
GE HealthCare Technologies	62	5
Hologic (1)	40	3
IDEXX Laboratories (1)	11	7
Insulet (1)	11	3
Intuitive Surgical (1)	56	32
Medtronic	157	15
ResMed	68	16
Steris	15	4
Stryker	57	20
Zimmer Biomet Holdings	77	7
		182

T. ROWE PRICE ACTIVE CORE U.S. EQUITY ETF

	Shares	$ Value
(Cost and value in $000s)
Health Care Providers & Services 2.0%
Cardinal Health	32	7
Cencora	57	19
Centene (1)	79	3
Cigna	90	25
CVS Health	288	23
Elevance Health	30	11
HCA Healthcare	36	17
Humana	16	4
Labcorp Holdings	13	3
McKesson	36	30
Quest Diagnostics	39	7
Tenet Healthcare (1)	78	15
UnitedHealth Group	150	49
		213
Health Care Technology 0.1%
Veeva Systems, Class A (1)	19	4
		4
Life Sciences Tools & Services 0.8%
Agilent Technologies	41	6
Danaher	81	19
Illumina (1)	23	3
IQVIA Holdings (1)	23	5
Mettler-Toledo International (1)	3	4
Revvity	32	3
Thermo Fisher Scientific	70	41
Waters (1)	9	3
West Pharmaceutical Services	11	3
		87
Pharmaceuticals 3.0%
Bristol-Myers Squibb	298	16

T. ROWE PRICE ACTIVE CORE U.S. EQUITY ETF

	Shares	$ Value
(Cost and value in $000s)
Corcept Therapeutics (1)	15	-
Elanco Animal Health (1)	83	2
Eli Lilly	140	150
Johnson & Johnson	356	74
Merck	312	33
Pfizer	805	20
Royalty Pharma, Class A	67	3
Viatris	743	9
Zoetis	57	7
		314
Total Health Care		1,003
INDUSTRIALS & BUSINESS SERVICES 8.7%
Aerospace & Defense 2.2%
ATI Inc (1)	20	2
Axon Enterprise (1)	10	6
Boeing (1)	95	21
BWX Technologies	15	3
Carpenter Technology	6	2
Curtiss-Wright	7	4
GE Aerospace	225	69
General Dynamics	32	11
HEICO, Class A	14	4
Howmet Aerospace	52	11
L3Harris Technologies	73	21
Lockheed Martin	26	13
Northrop Grumman	44	25
Rocket Lab (1)	50	3
RTX	166	30
TransDigm Group	6	8
Woodward	11	3
		236

T. ROWE PRICE ACTIVE CORE U.S. EQUITY ETF

	Shares	$ Value
(Cost and value in $000s)
Air Freight & Logistics 0.2%
CH Robinson Worldwide	16	3
Expeditors International of Washington	21	3
FedEx	35	10
United Parcel Service, Class B	85	8
		24
Building Products 0.4%
Builders FirstSource (1)	21	2
Carrier Global	117	6
Johnson Controls International	88	11
Lennox International	6	3
Simpson Manufacturing	21	4
Trane Technologies	29	11
		37
Commercial Services & Supplies 0.4%
Cintas	45	9
Copart (1)	125	5
RB Global	31	3
Republic Services	29	6
Veralto	44	4
Waste Management	46	10
		37
Construction & Engineering 0.2%
AECOM	22	2
API Group (1)	67	2
Comfort Systems	5	5
EMCOR Group	7	4
Quanta Services	18	8
		21

T. ROWE PRICE ACTIVE CORE U.S. EQUITY ETF

	Shares	$ Value
(Cost and value in $000s)
Electrical Equipment 0.9%
AMETEK	69	14
Eaton	50	16
Emerson Electric	73	10
GE Vernova	35	23
Hubbell	20	9
nVent Electric	32	3
Rockwell Automation	15	6
Vertiv Holdings, Class A	83	13
		94
Ground Transportation 0.9%
Canadian National Railway	49	5
CSX	819	30
Landstar System	23	3
Lyft, Class A (1)	66	1
Norfolk Southern	29	8
Old Dominion Freight Line	29	5
Uber Technologies (1)	268	22
Union Pacific	72	17
XPO (1)	16	2
		93
Industrial Conglomerates 0.3%
3M	68	11
Honeywell International	94	18
		29
Machinery 1.9%
Allison Transmission Holdings	61	6
Caterpillar	75	43
Cummins	39	20
Deere	43	20
Donaldson	55	5

T. ROWE PRICE ACTIVE CORE U.S. EQUITY ETF

	Shares	$ Value
(Cost and value in $000s)
Dover	63	12
Fortive	157	9
Graco	86	7
Illinois Tool Works	39	10
Ingersoll-Rand	65	5
Otis Worldwide	59	5
PACCAR	68	8
Parker-Hannifin	30	26
Stanley Black & Decker	113	8
Timken	46	4
Westinghouse Air Brake Technologies	23	5
Xylem	38	5
		198
Passenger Airlines 0.1%
Delta Air Lines	92	6
Southwest Airlines	67	3
United Airlines Holdings (1)	46	5
		14
Professional Services 0.9%
Automatic Data Processing	92	24
Booz Allen Hamilton	106	9
Broadridge Financial Solutions	47	10
Equifax	19	4
Jacobs Solutions	23	3
Leidos Holdings	86	16
ManpowerGroup	84	3
Paychex	50	6
SS&C Technologies Holdings	188	16
TransUnion	35	3
Verisk Analytics	23	5
		99

T. ROWE PRICE ACTIVE CORE U.S. EQUITY ETF

	Shares	$ Value
(Cost and value in $000s)
Trading Companies & Distributors 0.3%
Core & Main, Class A (1)	39	2
Fastenal	163	7
Ferguson Enterprises	33	7
FTAI Aviation	13	3
QXO (1)	72	1
United Rentals	9	7
WESCO International	9	2
WW Grainger	5	5
		34
Total Industrials & Business Services		916
INFORMATION TECHNOLOGY 33.2%
Communications Equipment 1.0%
Arista Networks (1)	196	26
Ciena (1)	19	4
Cisco Systems	697	54
F5 (1)	9	2
Lumentum Holdings (1)	9	3
Motorola Solutions	33	13
		102
Electronic Equipment, Instruments & Components 1.1%
Amphenol, Class A	206	28
CDW	35	5
Coherent (1)	20	4
Corning	98	8
Flex (1)	111	7
Jabil	37	8
Keysight Technologies (1)	45	9
TE Connectivity	126	29
Teledyne Technologies (1)	28	14

T. ROWE PRICE ACTIVE CORE U.S. EQUITY ETF

	Shares	$ Value
(Cost and value in $000s)
Zebra Technologies, Class A (1)	19	5
		117
IT Services 1.1%
Accenture, Class A	115	31
Akamai Technologies (1)	27	2
Cloudflare, Class A (1)	39	8
Cognizant Technology Solutions, Class A	70	6
EPAM Systems (1)	10	2
Gartner (1)	14	4
GoDaddy, Class A (1)	122	15
International Business Machines	116	34
MongoDB (1)	10	4
Okta (1)	24	2
Snowflake (1)	41	9
Twilio, Class A (1)	21	3
VeriSign	14	3
		123
Semiconductors & Semiconductor Equipment 13.2%
Advanced Micro Devices (1)	229	49
Analog Devices	63	17
Applied Materials	230	59
ASML Holding	3	3
Astera Labs (1)	16	3
Broadcom	770	267
Entegris	24	2
First Solar (1)	23	6
Intel (1)	696	26
KLA	16	19
Lam Research	157	27
Lattice Semiconductor (1)	23	2
MACOM Technology Solutions Holdings Inc (1)	12	2
Marvell Technology	111	9

T. ROWE PRICE ACTIVE CORE U.S. EQUITY ETF

	Shares	$ Value
(Cost and value in $000s)
Microchip Technology	70	4
Micron Technology	169	48
MKS	18	3
Monolithic Power Systems	5	5
NVIDIA	3,869	722
NXP Semiconductors	52	11
ON Semiconductor (1)	137	7
Qnity Electronics	63	5
QUALCOMM	322	55
Taiwan Semiconductor Manufacturing, ADR	71	22
Teradyne	20	4
Texas Instruments	115	20
		1,397
Software 10.2%
Adobe (1)	61	21
AppLovin, Class A (1)	45	30
Atlassian, Class A (1)	21	3
Autodesk (1)	29	8
Cadence Design Systems (1)	35	11
Crowdstrike Holdings, Class A (1)	31	14
Datadog, Class A (1)	40	5
DocuSign (1)	36	2
Fair Isaac (1)	3	5
Fortinet (1)	212	17
Guidewire Software (1)	13	3
HubSpot (1)	7	3
Intuit	53	35
Microsoft	1,293	625
MicroStrategy, Class A (1)	35	5
Nutanix, Class A (1)	71	4
Oracle	332	65
Palantir Technologies, Class A (1)	324	58
Palo Alto Networks (1)	112	21

T. ROWE PRICE ACTIVE CORE U.S. EQUITY ETF

	Shares	$ Value
(Cost and value in $000s)
PTC (1)	57	10
Roper Technologies	24	11
Rubrik, Class A (1)	16	1
Salesforce.com	182	48
Samsara, Class A (1)	38	1
ServiceNow (1)	233	36
Synopsys (1)	23	11
Trimble (1)	47	4
Tyler Technologies (1)	6	3
Unity Software (1)	41	2
Workday (1)	28	6
Zoom Communications (1)	43	4
Zscaler (1)	13	3
		1,075
Technology Hardware, Storage & Peripherals 6.6%
Apple	2,447	665
Dell Technologies, Class C	39	5
Hewlett Packard Enterprise	172	4
HP	141	3
NetApp	31	3
Pure Storage, Class A (1)	44	3
Sandisk (1)	16	4
Super Micro Computer (1)	63	2
Western Digital	43	8
		697
Total Information Technology		3,511
MATERIALS 1.8%
Chemicals 0.9%
Air Products & Chemicals	31	8
Albemarle	16	2
Corteva	100	7
Dow	156	4

T. ROWE PRICE ACTIVE CORE U.S. EQUITY ETF

	Shares	$ Value
(Cost and value in $000s)
DuPont de Nemours	71	3
Eastman Chemical	61	4
Ecolab	32	8
International Flavors & Fragrances	51	3
Linde	82	35
PPG Industries	49	5
Sherwin-Williams	35	11
		90
Construction Materials 0.2%
CRH	83	10
Martin Marietta Materials	9	6
Vulcan Materials	19	6
		22
Containers & Packaging 0.2%
Avery Dennison	37	7
Crown Holdings	58	6
International Paper	74	3
Silgan Holdings	105	4
Smurfit WestRock	83	3
		23
Metals & Mining 0.5%
Anglogold Ashanti	64	5
Freeport-McMoRan	177	9
Newmont	187	19
Nucor	30	5
Reliance Steel & Aluminum	22	6
Royal Gold	14	3
Southern Copper	44	6
Steel Dynamics	21	4
		57
Total Materials		192

T. ROWE PRICE ACTIVE CORE U.S. EQUITY ETF

	Shares	$ Value
(Cost and value in $000s)
REAL ESTATE 2.0%
Health Care REITs 0.4%
Ventas, REIT	167	13
Welltower, REIT	135	25
		38
Hotel & Resort REITs 0.0%
Park Hotels & Resorts, REIT	308	3
		3
Industrial REITs 0.2%
Prologis, REIT	126	16
		16
Office REITs 0.1%
Cousins Properties, REIT	173	5
		5
Real Estate Management & Development 0.1%
CBRE Group, Class A (1)	40	6
CoStar Group (1)	62	4
Zillow Group Inc, Class C (1)	26	2
		12
Residential REITs 0.2%
AvalonBay Communities, REIT	56	10
Equity Residential, REIT	137	9
Essex Property Trust, REIT	24	6
		25
Retail REITs 0.3%
Brixmor Property Group, REIT	185	5
Federal Realty Investment Trust, REIT	54	5
NNN REIT, REIT	134	5
Realty Income Corp, REIT	123	7

T. ROWE PRICE ACTIVE CORE U.S. EQUITY ETF

	Shares	$ Value
(Cost and value in $000s)
Simon Property Group, REIT	42	8
		30
Specialized REITs 0.7%
American Tower, REIT	58	10
Crown Castle, REIT	61	5
Digital Realty Trust, REIT	60	9
Equinix, REIT	16	12
Extra Space Storage, REIT	35	5
Iron Mountain, REIT	42	4
Lamar Advertising, Class A, REIT	88	11
National Storage Affiliates Trust, REIT	114	3
Public Storage, REIT	21	6
SBA Communications, REIT	20	4
VICI Properties, REIT	190	5
Weyerhaeuser, REIT	163	4
		78
Total Real Estate		207
UTILITIES 2.3%
Electric Utilities 1.5%
American Electric Power	73	8
Constellation Energy	75	27
Duke Energy	96	11
Edison International	58	3
Entergy	168	16
Eversource Energy	64	4
Exelon	380	17
NextEra Energy	341	27
NRG Energy	26	4
OGE Energy	152	7
PG&E	661	11
Southern	130	11

T. ROWE PRICE ACTIVE CORE U.S. EQUITY ETF

	Shares	$ Value
(Cost and value in $000s)
Xcel Energy	108	8
		154
Gas Utilities 0.0%
Atmos Energy	31	5
		5
Independent Power & Renewable Electricity Producer 0.2%
Talen Energy (1)	5	2
Vistra	108	17
		19
Multi-Utilities 0.6%
Ameren	150	15
CenterPoint Energy	117	4
Consolidated Edison	117	12
Dominion Energy	128	8
DTE Energy	73	9
Public Service Enterprise Group	73	6
Sempra	88	8
		62
Water Utilities 0.0%
American Water Works	35	5
		5
Total Utilities		245
Total Common Stocks (Cost $10,602)		10,529
Total Investments in Securities 99.7% of Net Assets (Cost $10,602)		$10,529

‡	Shares are denominated in U.S. dollars unless otherwise noted.
(1)	Non-income producing.

ADR	American Depositary Receipts

T. ROWE PRICE ACTIVE CORE U.S. EQUITY ETF

REIT	A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE ACTIVE CORE U.S. EQUITY ETF

December 31, 2025
    STATEMENT OF ASSETS AND LIABILITIES

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $10,602)	$10,529
Cash	27
Dividends receivable	5
Total assets	10,561
Liabilities
Total liabilities	—
NET ASSETS	$10,561
Net Assets Consists of:
Total distributable earnings (loss)	$(66)
Paid-in capital applicable to 425,000 shares of $0.0001 par value capital stock outstanding; 4,000,000,000 shares of the Corporation authorized	10,627
NET ASSETS	$10,561
NET ASSET VALUE PER SHARE	$24.85
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE ACTIVE CORE U.S. EQUITY ETF

    STATEMENT OF OPERATIONS

($000s)
12/10/25 Through
12/31/25
Investment Income (Loss)
Dividend income	$7
Expenses
Investment management and administrative expense	1
Waived / paid by Price Associates	(1)
Total expenses	—
Net investment income	7
Realized and Unrealized Gain / Loss
Change in net unrealized gain / loss on securities	(73)
Net realized and unrealized gain / loss	(73)
DECREASE IN NET ASSETS FROM OPERATIONS	$(66)
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE ACTIVE CORE U.S. EQUITY ETF

    STATEMENT OF CHANGES IN NET ASSETS

($000s)
12/10/25 Through
12/31/25
Increase (Decrease) in Net Assets
Operations
Net investment income	$7
Change in net unrealized gain / loss	(73)
Decrease in net assets from operations	(66)
Capital share transactions*
Shares sold	10,627
Increase in net assets from capital share transactions	10,627
Net Assets
Increase during period	10,561
Beginning of period	-
End of period	$10,561
*Share information (000s)
Shares sold	425
Increase in shares outstanding	425
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE ACTIVE CORE U.S. EQUITY ETF

    NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Exchange-Traded Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Active Core U.S. Equity ETF (the fund) is a nondiversified, open-end management investment company established by the corporation. The fund incepted on December 10, 2025. The fund seeks to provide long-term capital growth.
NOTE  1  –  SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions
Investment transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividend income is recorded on the ex-dividend date. Distributions from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid annually. A capital gain distribution, if any, may also be declared and paid by the fund annually. Dividends and distributions cannot be automatically reinvested in additional shares of the fund.

T. ROWE PRICE ACTIVE CORE U.S. EQUITY ETF

Capital Transactions
The fund issues and redeems shares at its net asset value (NAV) only with Authorized Participants and only in large blocks of 25,000 shares (each, a “Creation Unit”). The fund’s NAV per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Individual fund shares may not be purchased or redeemed directly with the fund. An Authorized Participant may purchase or redeem a Creation Unit of the fund each business day that the fund is open in exchange for the delivery of a designated portfolio of in-kind securities and/or cash. When purchasing or redeeming Creation Units, Authorized Participants are also required to pay a fixed and/or variable purchase or redemption transaction fee as well as any applicable additional variable charge to defray the transaction cost to a fund.
Individual fund shares may be purchased and sold only on a national securities exchange through brokers. Shares are listed for trading on NYSE Arca, Inc. and because the shares will trade at market prices rather than NAV, shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount).
Indemnification
In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE  2  –  VALUATION
Fair Value
The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents.

T. ROWE PRICE ACTIVE CORE U.S. EQUITY ETF

The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1  –  quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2  –  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3  –  unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.

T. ROWE PRICE ACTIVE CORE U.S. EQUITY ETF

Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on December 31, 2025 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$10,526	$3	$—	$10,529
Total	$10,526	$3	$—	$10,529

T. ROWE PRICE ACTIVE CORE U.S. EQUITY ETF

NOTE  3  –  OTHER INVESTMENT TRANSACTIONS
Purchases and sales of portfolio securities excluding in-kind transactions and short-term securities aggregated $10,013,000 and $34,000, respectively, for the period ended December 31, 2025. Portfolio securities received and delivered through in-kind transactions aggregated $623,000 and $0, respectively, for the period ended December 31, 2025.
NOTE  4  –  FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets.
There were no distributions in the period ended December 31, 2025.
At December 31, 2025, the tax-basis cost of investments, (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
($000s)
Cost of investments	$10,602
Unrealized appreciation	$139
Unrealized depreciation	(212)
Net unrealized appreciation (depreciation)	$(73)

T. ROWE PRICE ACTIVE CORE U.S. EQUITY ETF

At December 31, 2025, the tax-basis components of accumulated net earnings (loss) were as follows:
($000s)
Undistributed ordinary income	$7
Net unrealized appreciation (depreciation)	(73)
Total distributable earnings (loss)	$(66)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales.
NOTE  5  –   RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price Associates has entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund. The investment management and administrative agreement between the fund and Price Associates provides for an annual all-inclusive fee equal to 0.14% of the fund’s average daily net assets. The fee is computed daily and paid monthly. The all-inclusive fee covers investment management services and ordinary, recurring operating expenses but does not cover interest and borrowing expenses; taxes; brokerage commissions and other transaction costs; fund proxy expenses; and nonrecurring and extraordinary expenses. Price Associates has contractually agreed, at least through January 30, 2027, to waive and/or bear all fees and expenses. Before January 30, 2027, the waiver may only be amended or terminated with approval by the Board. Fees waived and expenses paid under this agreement are not subject to recoupment and/or reimbursement to Price Associates by the fund. The total management fees waived were less than $1,000 for the period ended December 31, 2025. All costs related to organization and offering of the fund are borne by Price Associates.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund.

T. ROWE PRICE ACTIVE CORE U.S. EQUITY ETF

As of December 31, 2025, T. Rowe Price Group, Inc., or its wholly owned subsidiaries, owned 400,000 shares of the fund, representing 94% of the fund’s net assets.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the period ended December 31, 2025, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE  6  –   SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management Committee of Price Associates acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities. The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective. The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.

T. ROWE PRICE ACTIVE CORE U.S. EQUITY ETF

NOTE  7  –   OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

T. ROWE PRICE ACTIVE CORE U.S. EQUITY ETF

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors of T. Rowe Price Exchange-Traded Funds, Inc. and Shareholders of T. Rowe Price Active Core U.S. Equity ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Active Core U.S. Equity ETF (one of the funds constituting T. Rowe Price Exchange-Traded Funds, Inc., referred to hereafter as the "Fund") as of December 31, 2025, and the related statements of operations and changes in net assets, including the related notes, and the financial highlights for the period December 10, 2025 (inception) through December 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, and the results of its operations, changes in its net assets, and the financial highlights for the period December 10, 2025 (inception) through December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audit of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE ACTIVE CORE U.S. EQUITY ETF

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(CONTINUED)
Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian. We believe that our audit provides a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
February 18, 2026
We have served as the auditor of one or more investment companies in the T. Rowe Price group of investment companies since 1973.

T. ROWE PRICE ACTIVE CORE U.S. EQUITY ETF

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 12/31/25
We are providing this information as required by the Internal Revenue Code.
There were no distributions made by the fund to its shareholders during the period.

T. ROWE PRICE ACTIVE CORE U.S. EQUITY ETF

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND SUBADVISORY AGREEMENT
At a meeting held on July 28, 2025 (Meeting), the fund’s Board of Directors (Board), including a majority of the fund’s independent directors, approved the initial investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser), as well as the initial investment subadvisory agreement (Subadvisory Contract) that the Adviser entered into with T. Rowe Price International Ltd (Subadviser) on behalf of the fund. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser, and the approval of the Advisory Contract and Subadvisory Contract.  The independent directors were assisted in their evaluation of the Advisory Contract and Subadvisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In considering and approving the Advisory Contract and Subadvisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below.  The Board considered not only the specific information presented in connection with the Meeting but also the knowledge gained over time through interaction with the Adviser and Subadviser about various topics. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the advisory contracts for the T. Rowe Price mutual funds and ETFs, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser and Subadviser
The Board considered the nature, quality, and extent of the services provided to other T. Rowe Price mutual funds and ETFs (and the nature, quality, and extent of the services expected to be provided to the fund) by the Adviser and Subadviser. These services include, but are not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance; maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Adviser’s and Subadviser’s senior management teams and investment personnel that will be involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that it was satisfied with the nature, quality, and extent of the services to be provided by the Adviser and Subadviser.
Costs, Benefits, Profits, and Economies of Scale

T. ROWE PRICE ACTIVE CORE U.S. EQUITY ETF

Since the fund was approved for launch at the Meeting, the Board did not review information regarding the revenues received by the Adviser under the Advisory Contract and other benefits that the Adviser (and its affiliates) may have realized, or will realize, from its relationship with the fund.
Under the Advisory Contract, the fund will pay the Adviser an all-inclusive management fee, which is based on the fund’s average daily net assets. The all-inclusive management fee includes investment management services and provides for the Adviser to pay all of the fund’s ordinary, recurring operating expenses except for interest and borrowing expenses; taxes; brokerage commissions and other transaction costs; fund proxy expenses; and any nonrecurring, extraordinary expenses. Under the Subadvisory Contract, the Adviser may pay the Subadviser up to 60% of the advisory fees that the Adviser receives from the fund. The Adviser has generally implemented an all-inclusive management fee structure in situations where a fixed total expense ratio is useful for purposes of providing certainty of fees and expenses for investors and such a fee structure is typically used by other ETFs offered by competitors. The Adviser has historically sought to set the initial all-inclusive management fee rate at levels below the expense ratios of comparable funds to take into account potential future economies of scale. In addition, the assets of the fund are included in the calculation of the group fee rate, which serves as a component of the management fee for many T. Rowe Price funds and declines at certain asset levels based on the combined average net assets of most of the T. Rowe Price mutual funds and ETFs (including the fund).  Although the fund does not have a group fee component to its management fee, its assets are included in the calculation because certain resources utilized to operate the fund are shared with other T. Rowe Price funds.
In connection with its approval of the initial Advisory Contract, the Board was provided with information regarding industry trends in management fees and expenses and the Board reviewed comparisons of the fund’s proposed fee structure relative to similarly managed competitor funds and T. Rowe Price funds. On the basis of the information provided and the factors considered, the Board concluded that the fee structure was reasonable and appropriate.
Approval of the Advisory Contract and Subadvisory Contract
As noted, at the Meeting, the Board approved the initial Advisory Contract and Subadvisory Contract for the fund. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its future shareholders for the Board to approve the Advisory Contract and Subadvisory Contract (including the fees to be charged for services thereunder).

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1307 Point Street
Baltimore, Maryland 21231
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
T. Rowe Price Investment Services, Inc.
ETF1251-050 02/26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)	Listing standards relating to recovery of erroneously awarded compensation: not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Exchange-Traded Funds, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 18, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 18, 2026

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	February 18, 2026